Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Net revenue	$ 26,389	$ 1,218
Costs and expenses:
Cost of goods sold	8,727	438
Research and development	91,833	96,110
Selling, general and administrative	125,482	120,458
Total costs and expenses	226,042	217,006
Loss from operations	(199,653)	(215,788)
Interest expense	(10,734)	(11,079)
Loss on debt extinguishment	(12,630)
Other income (expense), net	7,623	4,725
Loss from continuing operations before income taxes	(215,394)	(222,142)
Income tax provision (benefit)		(380)
Net loss from continuing operations	(215,394)	(221,762)
Net income (loss) from discontinued operations, net of tax (Note 6)	243,901	(16,130)
Net income (loss)	$ 28,507	$ (237,892)
Net income (loss) per share:
Net loss from continuing operations, basic	$ (1.88)	$ (2.36)
Net loss from continuing operations, diluted	(1.88)	(2.36)
Net income (loss) from discontinued operations, basic	2.13	(0.17)
Net income (loss) from discontinued operations, diluted	2.13	(0.17)
Net income (loss) per share, basic (In dollar per share)	0.25	(2.53)
Net income (loss) per share, diluted (In dollar per share)	$ 0.25	$ (2.53)
Weighted-average number of shares used in computing net income (loss) per share:
Basic (In shares)	114,553,537	94,162,637
Diluted (In shares)	114,553,537	94,162,637